Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2017
Banking and Thrift [Abstract]
Regulatory capital amounts and ratios

The Company and the Bank’s regulatory capital amounts and ratios were as follows as of the dates indicated:

	Actual		For Capital Adequacy		To Be Well Capitalized
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in Thousands)
December 31, 2017
SECURITY FEDERAL CORP.
Tier 1 Risk-Based Core Capital (To Risk Weighted Assets)	$78,790	15.8%	$29,998	6.0%	N/A	N/A
Total Risk-Based Capital (To Risk Weighted Assets)	85,066	17.0%	39,997	8.0%	N/A	N/A
Common Equity Tier 1 Capital (To Risk Weighted Assets)	73,790	14.8%	22,498	4.5%	N/A	N/A
Tier 1 Leverage (Core) Capital (To Adjusted Tangible Assets)	78,790	9.1%	34,518	4.0%	N/A	N/A
SECURITY FEDERAL BANK
Tier 1 Risk-Based Core Capital (To Risk Weighted Assets)	$88,275	17.7%	$29,989	6.0%	$39,985	8.0%
Total Risk-Based Capital (To Risk Weighted Assets)	94,547	18.9%	39,985	8.0%	49,981	10.0%
Common Equity Tier 1 Capital (To Risk Weighted Assets)	88,275	17.7%	22,491	4.5%	32,488	6.5%
Tier 1 Leverage (Core) Capital (To Adjusted Tangible Assets)	88,275	10.2%	34,512	4.0%	43,140	5.0%

December 31, 2016
SECURITY FEDERAL CORP.
Tier 1 Risk-Based Core Capital (To Risk Weighted Assets)	$73,787	16.6%	$26,714	6.0%	N/A	N/A
Total Risk-Based Capital (To Risk Weighted Assets)	79,383	17.8%	35,618	8.0%	N/A	N/A
Common Equity Tier 1 Capital (To Risk Weighted Assets)	68,787	15.4%	20,035	4.5%	N/A	N/A
Tier 1 Leverage (Core) Capital (To Adjusted Tangible Assets)	73,787	9.1%	32,548	4.0%	N/A	N/A
SECURITY FEDERAL BANK
Tier 1 Risk-Based Core Capital (To Risk Weighted Assets)	$88,139	19.8%	$26,694	6.0%	$35,592	8.0%
Total Risk-Based Capital (To Risk Weighted Assets)	93,735	21.1%	35,592	8.0%	44,490	10.0%
Common Equity Tier 1 Capital (To Risk Weighted Assets)	88,139	19.8%	20,021	4.5%	28,919	6.5%
Tier 1 Leverage (Core) Capital (To Adjusted Tangible Assets)	88,139	10.8%	32,587	4.0%	40,734	5.0%